UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Highmount Capital, LLC
Address:  12 East 49th Street
          New York, NY 10017

Form 13F File Number:  028-13376

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Maarten R. van Hengel
Title:    Partner
Phone:    646-274-7460

Signature, Place, and Date of Signing:

  /s/ Maarten R. van Hengel            New York NY             February 5, 2013
  -------------------------            -----------             ----------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     --------------------------
028-01488                Delphi
025-05358                Lateef
028-11741                Westend
025-04207                Driehaus
028-02028                Cramer Rosenthal
028-01203                CS Mckee
028-03691                D.F. Dent
028-13573                Neuberger Berman Group LLC

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          116
                                         -----------

Form 13F Information Table Value Total:  $   316,548
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


            COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5      COLUMN 6   COLUMN 7            COLUMN 8
------------------------------ ---------------- --------- -------- ----------------- -------- ------------ ------------------------
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT     OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN    MANAGERS    SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- -------- ------------ ------- -------- -------
ISHARES IBOXX INV GR CORP      COM              464287242      248     2050 SH       Sole                     2050
POWERSHARES ETF II-FUND.HY COR COM              73936T557     1461    75885 SH       Sole                    75885
PROSHARES TR.SENIOR LOAN PTF E COM              73936Q769      352    14100 SH       Sole                    14100
TEMPLETON EMERGING MARKETS INC COM              880192109      741    42825 SH       Sole                    42825
3M COMPANY                     COM              88579Y101      884     9525 SH       Sole                     9525
ABBOTT LABS                    COM              002824100      569     8687 SH       Sole                     8687
AMERICAN CAMPUS COMMUNITIES    COM              024835100      426     9240 SH       Sole                     9240
AMERICAN EXPRESS               COM              025816109     2433    42332 SH       Sole                    42332
AMGEN                          COM              031162100      626     7260 SH       Sole                     7260
ANADARKO PETROLEUM             COM              032511107     1508    20290 SH       Sole                    20290
APACHE CORPORATION             COM              037411105      458     5833 SH       Sole                     5833
APPLE                          COM              037833100     5028     9448 SH       Sole                     9448
ARES CAPITAL CORP              COM              04010L103    10953   625881 SH       Sole                   625881
AT&T INC                       COM              00206R102     1259    37354 SH       Sole                    37354
AUTOMATIC DATA PROCESSING      COM              053015103      777    13642 SH       Sole                    13642
BANK OF NEW YORK MELLON CORP   COM              064058100     1841    71620 SH       Sole                    71620
BERKSHIRE HATHAWAY INC.CL B    COM              084670702      213     2380 SH       Sole                     2380
BFC FINANCIAL CORP             COM              055384200       44    35212 SH       Sole                    35212
BOEING CO                      COM              097023105      348     4620 SH       Sole                     4620
BRISTOL-MYERS SQUIBB CORP      COM              110122108     2471    75806 SH       Sole                    75806
CAMDEN PROPERTY TRUST          COM              133131102      430     6310 SH       Sole                     6310
CANTEL MEDICAL CORP            COM              138098108      468    15755 SH       Sole                    15755
CAPITAL SOUTHWEST CORP         COM              140501107      365     3662 SH       Sole                     3662
CELGENE CORP                   COM              151020104      369     4700 SH       Sole                     4700
CHEVRON CORPORATION            COM              166764100      720     6661 SH       Sole                     6661
CISCO SYSTEMS                  COM              17275R102     2610   132840 SH       Sole                   132840
COCA-COLA                      COM              191216100     2806    77418 SH       Sole                    77418
COGNIZANT TECHNOLOGY SOLUTIONS COM              192446102     1758    23790 SH       Sole                    23790
COLGATE PALMOLIVE CO           COM              194162103      315     3013 SH       Sole                     3013
COMMERCE BANCSHARES INC.       COM              200525103     1633    46572 SH       Sole                    46572
CONOCO PHILLIPS                COM              20825C104     1414    24385 SH       Sole                    24385
CVS CAREMARK CORP              COM              126650100     1974    40825 SH       Sole                    40825
DOMINION RESOURCES INC. NEW    COM              25746U109     2273    43884 SH       Sole                    43884
DU PONT ( E. I. ) DE NEMOURS & COM              263534109      861    19150 SH       Sole                    19150
EMC                            COM              268648102     2434    96197 SH       Sole                    96197
EMERSON ELECTRIC CO            COM              291011104     2999    56619 SH       Sole                    56619
ESSEX PROPERTY TRUST           COM              297178105      417     2845 SH       Sole                     2845
EXPRESS SCRIPTS HOLDING CO     COM              30219G108      365     6756 SH       Sole                     6756
EXXON MOBIL CORP               COM              30231G102     6472    74781 SH       Sole                    74781
FAMILY DOLLAR STORES, INC.     COM              307000109      937    14770 SH       Sole                    14770
FEDERAL REALTY INV TR          COM              313747206      185     1775 SH       Sole                     1775
FLUOR                          COM              343412102     1119    19050 SH       Sole                    19050
FREEPORT-MCMORAN COPPER & GOLD COM              35671D857      973    28448 SH       Sole                    28448
GENERAL ELECTRIC CO            COM              369604103      935    44545 SH       Sole                    44545
GOLDMAN SACHS GROUP INC        COM              38141G104      391     3066 SH       Sole                     3066
GOLUB CAPITAL BDC              COM              38173M102      704    44040 SH       Sole                    44040
GOOGLE INC CL A                COM              38259P508     2236     3161 SH       Sole                     3161
H J HEINZ CO                   COM              423074103      424     7350 SH       Sole                     7350
HOME DEPOT                     COM              437076102     3348    54131 SH       Sole                    54131
HONEYWELL INTL                 COM              438516106      317     4997 SH       Sole                     4997
ILLINOIS TOOL WORKS INC.       COM              452308109      364     5980 SH       Sole                     5980
INDEXIQ GLOBAL AGRIBUSINESS SM COM              45409B834      308    12025 SH       Sole                    12025
INTERNATIONAL BUSINESS MACHINE COM              459200101     1660     8665 SH       Sole                     8665
ISHARES FTSE NAREIT RESID PLUS COM              464288562    12664   261300 SH       Sole                   261300
ISHARES KLD 400 SOCIAL INDEX   COM              464288570      207     4000 SH       Sole                     4000
ISHARES MSCI ALL COUNTRY ASIA  COM              464288182    17396   287440 SH       Sole                   287440
ISHARES MSCI CANADA INDEX      COM              464286509    13932   490546 SH       Sole                   490546
ISHARES MSCI EMERGING MKT      COM              464287234      514    11597 SH       Sole                    11597
ISHARES MSCI SWITZERLAND INDEX COM              464286749      348    13000 SH       Sole                    13000
ISHARES RUSSELL 1000 GROWTH    COM              464287614      332     5075 SH       Sole                     5075
ISHARES RUSSELL 2000 INDEX     COM              464287655      889    10545 SH       Sole                    10545
ISHARES RUSSELL 3000 INDEX     COM              464287689     9043   106785 SH       Sole                   106785
ISHARES S&P 500 INDEX          COM              464287200     1809    12635 SH       Sole                    12635
ISHARES S&P MIDCAP 400         COM              464287507     2309    22705 SH       Sole                    22705
ISHARES S&P SMALLCAP 600 INDEX COM              464287804     1341    17166 SH       Sole                    17166
ISHARES TRUST-DJ SELECT DIVIDE COM              464287168      946    16533 SH       Sole                    16533
JOHNSON & JOHNSON              COM              478160104     4226    60282 SH       Sole                    60282
JPMORGAN CHASE                 COM              46625H100     3604    81973 SH       Sole                    81973
KAYNE ANDERSON MLP INVESTMENT  COM              486606106    13931   472720 SH       Sole                   472720
KIMBERLY-CLARK                 COM              494368103      959    11353 SH       Sole                    11353
KIRBY CORP                     COM              US4972661      464     7500 SH       Sole                     7500
LOCKHEED MARTIN CORPORATION    COM              539830109      253     2745 SH       Sole                     2745
MARKET VECTORS - AGRIBUSINESS  COM              57060U605     9757   184935 SH       Sole                   184935
MARKET VECTORS-GOLD MINERS ETF COM              57060U100    12992   280070 SH       Sole                   280070
MC DONALDS CORP                COM              580135101      264     2993 SH       Sole                     2993
MERCK & CO                     COM              58933Y105      720    17582 SH       Sole                    17582
METLIFE INC                    COM              59156R108     1912    58050 SH       Sole                    58050
MICHAEL KORS HOLDINGS LTD      COM              G60754101     1029    20170 SH       Sole                    20170
MICROSOFT CORP                 COM              594918104     3713   139003 SH       Sole                   139003
MONDELEZ INTERNATIONAL INC     COM              609207105      257    10092 SH       Sole                    10092
MONSANTO                       COM              61166W101     3359    35490 SH       Sole                    35490
NEWMONT MINING CORP            COM              651639106      255     5500 SH       Sole                     5500
NIKE INC                       COM              654106103     1765    34213 SH       Sole                    34213
OCCIDENTAL PETROLEUM           COM              674599105     1377    17974 SH       Sole                    17974
ORACLE                         COM              68389X105     2960    88841 SH       Sole                    88841
PARKER HANNIFIN CORP           COM              701094104     1404    16508 SH       Sole                    16508
PAYCHEX                        COM              704326107     1700    54674 SH       Sole                    54674
PEABODY ENERGY CORP            COM              704549104     1243    46730 SH       Sole                    46730
PEPSICO INC                    COM              713448108     3389    49518 SH       Sole                    49518
PFIZER                         COM              717081103     3904   155685 SH       Sole                   155685
PHILIP MORRIS INTERNATIONAL IN COM              718172109      155     1855 SH       Sole                     1855
PNC FINANCIAL SERVICES GROUP   COM              693475105      241     4129 SH       Sole                     4129
POWERSHARES CLEANTECH PORTFOLI COM              73935X278      482    20850 SH       Sole                    20850
POWERSHARES GLOBAL CLEAN ENERG COM              73936T615      239    30300 SH       Sole                    30300
POWERSHARES WATER RESOURCES    COM              73935X575     9079   437534 SH       Sole                   437534
POWERSHARES WILDERHILL CLEAN E COM              73935x500      196    48000 SH       Sole                    48000
PROCTER & GAMBLE CO            COM              742718109     3823    56317 SH       Sole                    56317
QUALCOMM                       COM              747525103     2537    41015 SH       Sole                    41015
SCHLUMBERGER                   COM              806857108     2844    41040 SH       Sole                    41040
SPDR S&P 500 ETF TRUST         COM              78462f103    12209    85730 SH       Sole                    85730
SPDR S&P MIDCAP 400 ETF TRUST  COM              78467Y107     8580    46199 SH       Sole                    46199
TARGET                         COM              87612E106     2194    37075 SH       Sole                    37075
THE TRAVELERS COMPANIES INC    COM              89417E109      411     5724 SH       Sole                     5724
TORTOISE ENERGY INFRASTRUCTURE COM              89147L100    17931   473119 SH       Sole                   473119
TRIANGLE CAPITAL               COM              895848109      606    23760 SH       Sole                    23760
UNITED PARCEL SVC INC CL B     COM              911312106      416     5645 SH       Sole                     5645
UNITED TECHNOLOGIES            COM              913017109     3521    42937 SH       Sole                    42937
VANGUARD FTSE EMERGING MARKETS COM              922042858    12745   286211 SH       Sole                   286211
VANGUARD MSCI EAFE ETF         COM              921943858      356    10100 SH       Sole                    10100
VANGUARD TOTL SM ETF           COM              922908769     3261    44500 SH       Sole                    44500
VERIZON COMMUNICATIONS         COM              92343V104      338     7821 SH       Sole                     7821
WAL MART STORES                COM              931142103      346     5070 SH       Sole                     5070
WALGREEN                       COM              931422109      251     6795 SH       Sole                     6795
WINDSTREAM CORPORATION         COM              97381W104      146    17625 SH       Sole                    17625
WISDOMTREE EMERGING MARKETS EQ COM              97717W315    18847   329558 SH       Sole                   329558
XENITH CORP                    COM              98410X105      403    87000 SH       Sole                    87000